LEASES - Information related to operating leases (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Assets
Operating lease right-of-use assets	$ 191,877
Liabilities
Current portion of operating lease liabilities	151,983
Operating lease liabilities	$ 53,834
Weighted average remaining lease term (years)	1 year 3 months 18 days
Weighted average discount rate	4.60%
Operating cash paid for amounts included in the measurement of lease liabilities	$ 313,929
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 217,227